JPMorgan BetaBuilders International Equity ETF
Schedule of Portfolio Investments as of January 31, 2025
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

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© J.P. Morgan Chase & Co., 2025.

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.4%
Australia — 7.4%
ANZ Group Holdings Ltd.	905,243	17,094,232
APA Group	387,224	1,633,015
Aristocrat Leisure Ltd.	191,021	8,882,408
ASX Ltd.	58,427	2,290,893
Atlas Arteria Ltd.	330,609	1,032,312
BHP Group Ltd.	1,528,547	37,540,637
BlueScope Steel Ltd.	133,626	1,744,927
Brambles Ltd.	419,986	5,132,436
Cochlear Ltd.	18,782	3,696,705
Coles Group Ltd.	403,955	4,869,263
Commonwealth Bank of Australia	505,406	49,874,602
Computershare Ltd.	172,379	3,747,184
Dexus, REIT	324,629	1,447,943
Endeavour Group Ltd.	409,742	1,068,807
Fortescue Ltd.	478,588	5,604,923
Glencore plc	2,986,169	12,901,593
Goodman Group, REIT	522,771	11,657,878
GPT Group (The), REIT	577,584	1,639,673
Insurance Australia Group Ltd.	720,725	4,087,416
Lottery Corp. Ltd. (The)	671,786	2,088,470
Macquarie Group Ltd.	106,784	15,796,833
Medibank Pvt Ltd.	831,217	2,049,545
Mineral Resources Ltd.	51,724	1,103,453
Mirvac Group, REIT	1,190,945	1,440,713
National Australia Bank Ltd.	927,811	22,862,796
Northern Star Resources Ltd.	346,860	3,671,071
Orica Ltd.	145,479	1,576,995
Origin Energy Ltd.	519,962	3,353,431
Pilbara Minerals Ltd. *	812,038	1,138,929
Pro Medicus Ltd.	15,953	2,730,131
Qantas Airways Ltd. *	240,985	1,396,476
QBE Insurance Group Ltd.	450,896	5,820,057
Ramsay Health Care Ltd.	55,122	1,145,085
REA Group Ltd.	15,392	2,360,799
Reece Ltd.	104,505	1,531,001
Rio Tinto Ltd.	112,041	8,069,299
Rio Tinto plc	311,181	18,739,916
Santos Ltd.	929,275	4,023,721
Scentre Group, REIT	1,566,567	3,545,254
SEEK Ltd.	97,946	1,377,097
SGH Ltd.	60,192	1,775,856
Sonic Healthcare Ltd.	140,356	2,465,740
South32 Ltd.	1,367,027	2,806,985
Stockland, REIT	719,779	2,280,263
Suncorp Group Ltd.	383,393	4,915,495
Telstra Group Ltd.	1,220,581	2,979,916
TPG Telecom Ltd.	125,002	338,632
Transurban Group	932,102	7,677,800

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Australia — continued
Treasury Wine Estates Ltd.	244,906	1,624,705
Vicinity Ltd., REIT	1,093,683	1,482,238
Washington H Soul Pattinson & Co. Ltd.	73,649	1,553,965
Wesfarmers Ltd.	342,501	16,133,304
Westpac Banking Corp.	1,047,015	21,724,347
WiseTech Global Ltd.	52,112	3,945,022
Woodside Energy Group Ltd.	573,083	8,734,237
Woolworths Group Ltd.	350,265	6,585,514
Worley Ltd.	110,969	986,029
		369,777,967
Austria — 0.3%
ANDRITZ AG	20,448	1,157,781
BAWAG Group AG (a)	23,695	2,141,968
Erste Group Bank AG	92,618	5,694,049
EVN AG	10,438	251,640
Mondi plc	133,228	2,073,790
OMV AG	43,049	1,772,732
Raiffeisen Bank International AG	44,309	1,002,150
Telekom Austria AG	40,306	336,598
Verbund AG	20,706	1,591,698
		16,022,406
Belgium — 0.8%
Ackermans & van Haaren NV	6,680	1,296,365
Ageas SA	48,784	2,513,038
Anheuser-Busch InBev SA	281,887	13,890,375
Azelis Group NV	34,709	711,044
Colruyt Group NV	12,967	477,545
D'ieteren Group	6,120	1,026,551
Elia Group SA/NV	8,497	573,387
Groupe Bruxelles Lambert NV	25,399	1,763,197
KBC Group NV	80,357	6,164,006
Lotus Bakeries NV	122	1,301,364
Sofina SA	4,260	1,061,791
Syensqo SA	22,113	1,742,366
UCB SA	36,304	7,063,063
Warehouses De Pauw CVA, REIT	52,123	1,119,603
		40,703,695
Brazil — 0.0% ^
Yara International ASA (b)	49,051	1,469,099
Chile — 0.0% ^
Antofagasta plc	99,085	2,101,041
China — 0.4%
Budweiser Brewing Co. APAC Ltd. (a)	511,600	468,379
ESR Group Ltd. (a)	661,200	1,016,591
Prosus NV	402,272	15,365,802
Wharf Holdings Ltd. (The)	289,000	704,706

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
China — continued
Wilmar International Ltd.	544,500	1,244,761
Wuxi Biologics Cayman, Inc. * (a)	1,084,500	2,595,981
		21,396,220
Denmark — 2.7%
AP Moller - Maersk A/S, Class A	731	1,057,864
AP Moller - Maersk A/S, Class B	1,092	1,612,751
Carlsberg A/S, Class B	27,455	2,875,667
Coloplast A/S, Class B	43,475	5,006,910
Danske Bank A/S	199,159	5,946,407
DSV A/S	57,681	11,490,878
Genmab A/S *	19,516	3,836,007
Novo Nordisk A/S, Class B	962,441	81,253,764
Novonesis (Novozymes) B	106,457	6,103,507
Orsted A/S * (a)	56,842	2,191,859
Pandora A/S	24,473	4,682,135
Tryg A/S	95,347	1,931,593
Vestas Wind Systems A/S *	302,807	4,165,001
		132,154,343
Finland — 1.0%
Elisa OYJ	43,326	1,867,073
Fortum OYJ	131,886	1,916,238
Kesko OYJ, Class A	27,252	513,606
Kesko OYJ, Class B	81,494	1,563,172
Kone OYJ, Class B	107,022	5,539,561
Metso OYJ	211,993	2,104,183
Neste OYJ	129,146	1,636,446
Nokia OYJ	1,570,266	7,404,509
Nordea Bank Abp	957,934	11,406,480
Orion OYJ, Class A	8,236	440,872
Orion OYJ, Class B	32,236	1,750,335
Sampo OYJ, Class A	146,200	6,035,178
Stora Enso OYJ, Class R	178,178	1,973,368
UPM-Kymmene OYJ	160,969	4,746,958
Wartsila OYJ Abp	146,135	2,760,519
		51,658,498
France — 9.0%
Aeroports de Paris SA	10,807	1,231,478
Air Liquide SA	173,431	30,295,235
Airbus SE	176,751	30,572,889
Amundi SA (a)	18,781	1,322,103
AXA SA	519,193	19,696,708
BioMerieux	12,942	1,570,772
BNP Paribas SA	312,634	21,355,931
Bollore SE	212,157	1,253,424
Bouygues SA	62,207	1,977,336
Bureau Veritas SA	95,150	2,973,595

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
France — continued
Capgemini SE	50,500	9,176,679
Cie de Saint-Gobain SA	138,456	12,983,493
Cie Generale des Etablissements Michelin SCA	206,726	7,189,314
Credit Agricole SA	369,095	5,556,501
Danone SA	193,729	13,569,741
Dassault Aviation SA	5,933	1,338,798
Dassault Systemes SE	211,928	8,274,059
Engie SA	556,901	9,193,258
EssilorLuxottica SA	86,763	23,812,867
Hermes International SCA	10,241	28,804,449
Kering SA	21,237	5,559,597
Legrand SA	78,781	8,031,946
L'Oreal SA	72,964	27,071,991
LVMH Moet Hennessy Louis Vuitton SE	77,641	56,786,984
Orange SA	530,619	5,706,547
Pernod Ricard SA	60,258	6,882,022
Publicis Groupe SA	68,575	7,293,086
Safran SA	104,934	26,012,762
Sartorius Stedim Biotech	8,369	1,929,715
Societe Generale SA	216,098	6,995,104
Sodexo SA	25,182	1,860,015
Thales SA	28,046	4,539,953
TotalEnergies SE	633,201	36,682,687
Veolia Environnement SA	187,765	5,357,664
Vinci SA	142,323	15,401,179
		448,259,882
Germany — 9.0%
adidas AG	47,908	12,631,415
Allianz SE (Registered)	118,229	38,550,488
BASF SE	269,382	12,978,211
Bayer AG (Registered)	276,650	6,190,494
Bayerische Motoren Werke AG	87,322	7,091,384
Bayerische Motoren Werke AG (Preference)	17,783	1,351,204
Beiersdorf AG	29,506	3,947,134
Commerzbank AG	282,471	5,454,249
Continental AG	32,598	2,316,842
Covestro AG * (a)	54,915	3,242,091
Daimler Truck Holding AG	145,831	6,422,021
Deutsche Bank AG (Registered)	559,136	10,943,875
Deutsche Boerse AG	55,456	13,699,734
Deutsche Post AG	290,325	10,452,516
Deutsche Telekom AG (Registered)	1,043,103	34,995,020
Dr Ing hc F Porsche AG (Preference) (a)	33,270	2,118,275
E.ON SE	668,112	7,913,665
Fresenius SE & Co. KGaA *	124,098	4,748,673
Hannover Rueck SE	18,127	4,776,261
Heidelberg Materials AG	39,401	5,544,354

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Germany — continued
Henkel AG & Co. KGaA	29,075	2,245,965
Henkel AG & Co. KGaA (Preference)	49,143	4,293,615
Infineon Technologies AG	381,695	12,549,563
Mercedes-Benz Group AG	241,529	14,694,654
Merck KGaA	39,008	5,888,356
MTU Aero Engines AG	15,704	5,364,689
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	40,625	22,020,066
Rheinmetall AG	13,094	10,237,336
RWE AG	204,066	6,323,752
SAP SE	310,178	85,477,072
Sartorius AG (Preference)	7,430	2,144,086
Siemens AG (Registered)	221,972	47,585,472
Siemens Energy AG *	154,937	9,218,329
Siemens Healthineers AG (a)	81,424	4,621,316
Symrise AG	37,883	3,878,994
Talanx AG	18,160	1,542,524
Volkswagen AG (Preference)	60,681	6,187,396
Vonovia SE	245,877	7,522,163
		447,163,254
Hong Kong — 1.7%
AIA Group Ltd.	3,282,400	23,075,753
CK Asset Holdings Ltd.	567,500	2,371,257
CK Infrastructure Holdings Ltd.	185,000	1,259,820
CLP Holdings Ltd.	546,000	4,539,764
Hang Seng Bank Ltd.	218,700	2,740,438
Henderson Land Development Co. Ltd.	399,000	1,106,617
HKT Trust & HKT Ltd.	1,078,000	1,325,381
Hong Kong & China Gas Co. Ltd.	3,295,100	2,529,944
Hong Kong Exchanges & Clearing Ltd.	360,100	14,094,201
Jardine Matheson Holdings Ltd.	51,300	2,066,392
Link, REIT	773,200	3,194,683
MTR Corp. Ltd.	476,500	1,493,793
Power Assets Holdings Ltd.	411,500	2,662,268
Prudential plc	807,828	6,722,697
Sino Land Co. Ltd.	1,036,000	993,555
Sun Hung Kai Properties Ltd.	567,500	5,073,079
Swire Pacific Ltd., Class A	122,000	1,059,533
Swire Pacific Ltd., Class B	237,500	333,480
Swire Properties Ltd.	316,200	624,423
Techtronic Industries Co. Ltd.	442,500	5,951,226
WH Group Ltd. (a)	2,354,424	1,836,674
Wharf Real Estate Investment Co. Ltd.	467,000	1,162,097
		86,217,075
Ireland — 0.2%
Kerry Group plc, Class A	46,286	4,753,185
Kingspan Group plc	46,808	3,247,150
		8,000,335

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Israel — 0.6%
Azrieli Group Ltd.	11,019	912,986
Bank Hapoalim BM	383,892	4,924,832
Bank Leumi Le-Israel BM	459,695	5,753,048
Elbit Systems Ltd.	6,936	2,093,459
ICL Group Ltd.	217,970	1,295,970
Israel Discount Bank Ltd., Class A	373,409	2,730,104
Mizrahi Tefahot Bank Ltd.	45,538	2,167,543
Nice Ltd. *	19,117	3,195,475
Teva Pharmaceutical Industries Ltd. *	341,561	6,012,632
		29,086,049
Italy — 2.8%
A2A SpA	469,007	1,107,624
Amplifon SpA	39,270	1,049,446
Banca Mediolanum SpA	62,630	840,864
Banco BPM SpA	396,036	3,481,237
Buzzi SpA	25,089	1,027,756
Coca-Cola HBC AG	61,646	2,140,003
Davide Campari-Milano NV (b)	171,834	991,330
DiaSorin SpA	6,530	699,412
Enel SpA	2,342,531	16,649,978
Eni SpA	645,379	9,085,925
Ferrari NV	33,545	14,391,964
FinecoBank Banca Fineco SpA	184,274	3,498,470
Generali	303,514	9,610,315
Hera SpA	272,144	995,191
Infrastrutture Wireless Italiane SpA (a)	105,263	1,094,382
Intesa Sanpaolo SpA	4,728,970	20,468,549
Leonardo SpA	120,853	3,775,631
Mediobanca Banca di Credito Finanziario SpA	177,133	2,895,646
Moncler SpA	64,656	4,092,911
Nexi SpA * (a)	163,670	831,173
Pirelli & C SpA (a)	81,029	487,599
Poste Italiane SpA (a)	138,410	2,100,456
Prysmian SpA	85,866	5,972,761
Recordati Industria Chimica e Farmaceutica SpA	29,335	1,782,516
Snam SpA	647,638	2,994,972
Telecom Italia SpA *	3,041,924	834,969
Telecom Italia SpA *	1,793,775	572,754
Terna - Rete Elettrica Nazionale	424,376	3,500,643
UniCredit SpA	469,957	21,581,957
		138,556,434
Japan — 24.1%
ABC-Mart, Inc.	30,300	632,419
Advantest Corp.	214,200	11,842,515
Aeon Co. Ltd.	257,200	6,231,244
AGC, Inc.	63,900	1,846,028
Aisin Corp.	153,000	1,730,676

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Japan — continued
Ajinomoto Co., Inc.	144,500	5,792,627
ANA Holdings, Inc. (b)	46,900	879,800
Asahi Group Holdings Ltd.	458,800	4,969,417
Asahi Kasei Corp.	418,300	2,840,944
Asics Corp.	218,300	4,865,938
Astellas Pharma, Inc.	542,300	5,257,072
Bandai Namco Holdings, Inc.	195,800	4,856,629
Bridgestone Corp.	177,000	6,349,154
Brother Industries Ltd.	77,200	1,360,261
Canon, Inc.	284,900	9,182,026
Capcom Co. Ltd.	98,600	2,251,254
Central Japan Railway Co.	297,000	5,508,397
Chiba Bank Ltd. (The)	215,900	1,838,745
Chubu Electric Power Co., Inc.	228,200	2,377,357
Chugai Pharmaceutical Co. Ltd.	199,000	8,579,893
Concordia Financial Group Ltd.	354,400	2,057,798
Dai Nippon Printing Co. Ltd.	138,000	2,039,556
Daifuku Co. Ltd.	108,200	2,220,735
Dai-ichi Life Holdings, Inc.	277,800	7,585,381
Daiichi Sankyo Co. Ltd.	571,100	15,922,508
Daikin Industries Ltd.	88,400	10,383,574
Daito Trust Construction Co. Ltd.	18,600	1,993,038
Daiwa House Industry Co. Ltd.	193,100	6,083,378
Daiwa Securities Group, Inc.	422,900	3,061,440
Denso Corp.	650,100	8,996,412
Dentsu Group, Inc.	69,000	1,598,522
Disco Corp.	27,500	7,959,140
East Japan Railway Co.	329,100	5,859,077
Eisai Co. Ltd.	81,900	2,426,053
ENEOS Holdings, Inc.	842,500	4,235,516
FANUC Corp.	273,200	8,139,128
Fast Retailing Co. Ltd.	52,500	17,291,259
Fuji Electric Co. Ltd.	41,300	1,967,737
FUJIFILM Holdings Corp.	363,200	8,001,695
Fujikura Ltd.	77,700	3,127,291
Fujitsu Ltd.	511,300	9,888,420
Hankyu Hanshin Holdings, Inc.	69,600	1,770,945
Hikari Tsushin, Inc.	5,300	1,210,670
Hitachi Construction Machinery Co. Ltd. (b)	31,200	747,075
Hitachi Ltd.	1,385,600	34,834,595
Honda Motor Co. Ltd.	1,400,200	13,253,109
Hoshizaki Corp.	35,000	1,295,391
Hoya Corp.	105,800	14,207,455
Hulic Co. Ltd.	165,600	1,459,522
Idemitsu Kosan Co. Ltd.	309,500	2,065,654
Inpex Corp.	269,400	3,215,034
Isuzu Motors Ltd.	180,800	2,430,745
ITOCHU Corp.	410,800	18,914,906

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Japan — continued
Japan Airlines Co. Ltd.	43,500	713,736
Japan Exchange Group, Inc.	314,200	3,319,900
Japan Post Bank Co. Ltd.	420,400	4,348,580
Japan Post Holdings Co. Ltd.	553,800	5,783,892
Japan Post Insurance Co. Ltd.	58,000	1,130,283
Japan Real Estate Investment Corp., REIT	2,090	1,472,453
Japan Tobacco, Inc.	334,300	8,516,569
JFE Holdings, Inc. (b)	191,900	2,219,217
Kajima Corp.	140,700	2,501,798
Kansai Electric Power Co., Inc. (The)	232,200	2,561,812
Kao Corp.	140,300	5,563,227
Kawasaki Heavy Industries Ltd.	49,000	2,213,207
Kawasaki Kisen Kaisha Ltd. (b)	124,500	1,575,513
KDDI Corp.	448,900	14,955,555
Keyence Corp.	56,500	24,335,048
Kikkoman Corp.	266,400	2,788,208
Kirin Holdings Co. Ltd.	245,000	3,100,201
Kobe Bussan Co. Ltd.	44,300	1,006,698
Komatsu Ltd.	278,500	8,400,472
Konami Group Corp.	27,300	2,513,049
Kubota Corp.	344,800	4,324,941
Kyocera Corp.	407,700	4,231,842
Kyowa Kirin Co. Ltd.	75,300	1,122,098
Lasertec Corp.	24,100	2,506,484
LY Corp.	802,300	2,343,460
M3, Inc.	135,500	1,229,803
Makita Corp.	75,100	2,220,893
Marubeni Corp.	508,000	7,552,724
MatsukiyoCocokara & Co.	119,600	1,770,216
McDonald's Holdings Co. Japan Ltd.	26,000	980,399
MEIJI Holdings Co. Ltd.	80,100	1,612,897
MINEBEA MITSUMI, Inc.	113,100	1,815,107
Mitsubishi Chemical Group Corp.	429,200	2,192,208
Mitsubishi Corp.	1,200,100	19,140,667
Mitsubishi Electric Corp.	616,000	10,096,835
Mitsubishi Estate Co. Ltd.	382,700	5,561,015
Mitsubishi HC Capital, Inc.	253,200	1,683,801
Mitsubishi Heavy Industries Ltd.	1,013,200	14,828,432
Mitsubishi UFJ Financial Group, Inc.	3,520,300	44,519,110
Mitsui & Co. Ltd.	882,100	17,458,514
Mitsui Fudosan Co. Ltd.	845,500	7,631,307
Mitsui OSK Lines Ltd. (b)	109,200	3,710,915
Mizuho Financial Group, Inc.	765,100	21,067,657
MonotaRO Co. Ltd.	75,600	1,302,484
MS&AD Insurance Group Holdings, Inc.	399,600	8,285,270
Murata Manufacturing Co. Ltd.	566,200	8,895,458
NEC Corp.	76,700	7,607,017
Nexon Co. Ltd.	125,700	1,632,964

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Japan — continued
NIDEC Corp.	305,100	5,269,549
Nintendo Co. Ltd.	319,100	20,934,459
Nippon Building Fund, Inc., REIT	2,480	1,974,790
Nippon Paint Holdings Co. Ltd.	292,700	1,844,391
Nippon Sanso Holdings Corp.	59,300	1,679,408
Nippon Steel Corp.	315,500	6,549,457
Nippon Telegraph & Telephone Corp.	8,379,900	8,249,599
Nippon Yusen KK	138,600	4,349,759
Nissan Chemical Corp.	38,800	1,167,387
Nissan Motor Co. Ltd.	669,400	1,831,763
Nissin Foods Holdings Co. Ltd.	71,200	1,592,027
Niterra Co. Ltd.	60,600	1,998,726
Nitori Holdings Co. Ltd.	24,500	2,869,062
Nitto Denko Corp.	209,000	3,707,492
Nomura Holdings, Inc.	885,800	5,758,929
Nomura Research Institute Ltd.	122,100	4,125,422
NTT Data Group Corp.	179,100	3,475,724
Obayashi Corp.	211,200	2,836,443
Obic Co. Ltd.	98,200	2,932,770
Olympus Corp.	351,800	5,338,917
Omron Corp.	57,400	1,893,604
Ono Pharmaceutical Co. Ltd.	132,100	1,374,286
Oracle Corp.	10,000	912,898
Oriental Land Co. Ltd.	331,700	7,454,655
ORIX Corp.	349,600	7,384,540
Osaka Gas Co. Ltd.	123,400	2,426,134
Otsuka Corp.	73,200	1,650,273
Otsuka Holdings Co. Ltd.	144,800	7,561,048
Pan Pacific International Holdings Corp.	160,100	4,457,400
Panasonic Holdings Corp.	670,000	6,836,494
Rakuten Group, Inc. *	445,200	2,795,482
Recruit Holdings Co. Ltd.	448,700	31,315,758
Renesas Electronics Corp. *	445,900	5,972,599
Resona Holdings, Inc.	686,000	5,091,797
Ricoh Co. Ltd.	179,300	2,056,270
SBI Holdings, Inc.	90,900	2,620,359
SCREEN Holdings Co. Ltd.	27,400	1,909,297
SCSK Corp.	46,600	1,031,774
Secom Co. Ltd.	122,600	4,125,632
Seiko Epson Corp.	92,300	1,667,980
Sekisui Chemical Co. Ltd.	115,900	1,920,763
Sekisui House Ltd. (b)	189,400	4,352,976
Seven & i Holdings Co. Ltd.	721,800	11,522,645
SG Holdings Co. Ltd.	127,600	1,202,557
Shimadzu Corp.	88,900	2,578,898
Shimano, Inc.	24,900	3,494,111
Shimizu Corp.	180,100	1,561,518
Shin-Etsu Chemical Co. Ltd.	597,500	18,523,834

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Japan — continued
Shionogi & Co. Ltd.	256,700	3,774,544
Shiseido Co. Ltd.	120,600	2,025,285
SMC Corp.	16,500	6,243,374
SoftBank Corp.	8,452,000	10,871,493
SoftBank Group Corp.	286,900	17,538,676
Sompo Holdings, Inc.	282,300	7,872,237
Sony Group Corp.	1,816,800	40,095,582
Square Enix Holdings Co. Ltd.	23,400	948,473
Subaru Corp.	180,700	3,147,686
Sumitomo Corp.	368,800	7,995,676
Sumitomo Electric Industries Ltd.	235,400	4,397,775
Sumitomo Metal Mining Co. Ltd.	79,200	1,808,618
Sumitomo Mitsui Financial Group, Inc.	1,184,700	29,194,689
Sumitomo Mitsui Trust Group, Inc.	219,200	5,511,853
Sumitomo Realty & Development Co. Ltd.	143,000	4,941,137
Suntory Beverage & Food Ltd.	38,000	1,180,369
Suzuki Motor Corp.	553,800	6,626,881
Sysmex Corp.	179,900	3,438,854
T&D Holdings, Inc.	156,100	2,969,776
Taisei Corp.	53,900	2,261,242
Takeda Pharmaceutical Co. Ltd.	473,500	12,737,160
TDK Corp.	572,400	6,918,776
Terumo Corp.	449,500	8,438,872
TIS, Inc.	70,700	1,563,268
Toho Co. Ltd.	35,500	1,599,877
Tokio Marine Holdings, Inc.	592,400	19,539,349
Tokyo Century Corp.	50,500	488,767
Tokyo Electric Power Co. Holdings, Inc. *	219,100	574,203
Tokyo Electron Ltd.	134,800	22,738,603
Tokyo Gas Co. Ltd.	120,400	3,405,972
Tokyu Corp.	181,200	2,067,912
TOPPAN Holdings, Inc.	91,800	2,576,549
Toray Industries, Inc.	483,200	3,352,914
TOTO Ltd. (b)	49,000	1,197,720
Toyo Suisan Kaisha Ltd.	30,900	1,996,637
Toyota Industries Corp.	51,900	4,330,383
Toyota Motor Corp.	3,483,400	66,078,429
Toyota Tsusho Corp.	213,800	3,611,007
Trend Micro, Inc. *	36,800	2,180,042
Unicharm Corp.	349,800	2,731,874
West Japan Railway Co.	147,100	2,705,971
Yakult Honsha Co. Ltd.	87,600	1,599,899
Yamaha Motor Co. Ltd.	274,200	2,293,852
Yaskawa Electric Corp.	76,700	2,226,853
Yokogawa Electric Corp.	78,600	1,725,357
Zensho Holdings Co. Ltd.	31,000	1,710,203
ZOZO, Inc.	40,200	1,318,658
		1,200,514,074

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Jordan — 0.0% ^
Hikma Pharmaceuticals plc	46,375	1,317,908
Luxembourg — 0.2%
ArcelorMittal SA	135,750	3,383,588
CVC Capital Partners plc * (a)	248,644	5,887,325
		9,270,913
Macau — 0.1%
Galaxy Entertainment Group Ltd.	678,000	2,950,365
Sands China Ltd. *	706,000	1,697,232
		4,647,597
Mexico — 0.0% ^
Fresnillo plc	50,808	434,885
Netherlands — 4.1%
Adyen NV * (a)	9,213	14,870,859
Aegon Ltd.	400,651	2,615,648
Akzo Nobel NV	51,438	2,921,577
Argenx SE *	17,831	11,770,911
ASM International NV	13,294	7,712,962
ASML Holding NV	118,743	87,841,658
EXOR NV	30,081	2,850,125
HAL Trust	10,799	1,339,307
Heineken Holding NV	39,444	2,378,269
Heineken NV	84,860	5,895,873
ING Groep NV	949,769	15,786,008
JDE Peet's NV	36,073	630,052
Koninklijke Ahold Delhaize NV	274,621	9,731,905
Koninklijke KPN NV	1,189,165	4,303,020
Koninklijke Philips NV *	239,082	6,589,640
NN Group NV	82,656	3,793,601
Universal Music Group NV	285,726	7,969,533
Wolters Kluwer NV	71,683	13,022,079
		202,023,027
New Zealand — 0.2%
Auckland International Airport Ltd.	458,331	2,234,023
Fisher & Paykel Healthcare Corp. Ltd.	164,427	3,478,805
Mercury NZ Ltd.	202,813	721,063
Meridian Energy Ltd.	371,629	1,236,961
		7,670,852
Norway — 0.6%
Aker BP ASA	92,601	1,932,810
DNB Bank ASA	224,128	4,760,632
Equinor ASA	227,018	5,467,450
Gjensidige Forsikring ASA	50,249	1,030,844
Kongsberg Gruppen ASA	26,387	3,132,219
Mowi ASA	133,756	2,686,063
Norsk Hydro ASA	394,974	2,329,540

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Norway — continued
Orkla ASA	225,523	2,094,216
Salmar ASA	22,830	1,209,201
Schibsted ASA, Class A	21,241	630,547
Schibsted ASA, Class B	28,559	816,377
Storebrand ASA	133,483	1,571,736
Telenor ASA	190,157	2,325,155
Var Energi ASA	245,631	754,871
		30,741,661
Poland — 0.4%
Allegro.eu SA * (a)	188,514	1,383,454
Bank Polska Kasa Opieki SA	63,375	2,486,072
Dino Polska SA * (a)	14,440	1,599,019
ING Bank Slaski SA	9,815	686,684
KGHM Polska Miedz SA	41,168	1,262,296
LPP SA	336	1,355,699
ORLEN SA	175,549	2,314,756
Powszechna Kasa Oszczednosci Bank Polski SA	258,812	4,246,258
Powszechny Zaklad Ubezpieczen SA	171,494	2,102,795
Santander Bank Polska SA	10,055	1,248,181
		18,685,214
Portugal — 0.1%
EDP SA	855,023	2,688,342
Galp Energia SGPS SA	132,287	2,213,978
Jeronimo Martins SGPS SA	83,078	1,641,826
		6,544,146
Russia — 0.0%
Evraz plc ‡ *	96,418	—
Singapore — 1.4%
CapitaLand Ascendas, REIT	1,141,100	2,163,352
CapitaLand Integrated Commercial Trust, REIT	1,454,637	2,076,451
CapitaLand Investment Ltd.	723,500	1,302,499
DBS Group Holdings Ltd.	631,050	20,655,482
Genting Singapore Ltd.	1,719,800	952,310
Jardine Cycle & Carriage Ltd.	25,100	513,884
Keppel Ltd.	427,400	2,123,192
Mapletree Pan Asia Commercial Trust, REIT	727,300	644,146
Oversea-Chinese Banking Corp. Ltd.	983,400	12,543,058
Singapore Airlines Ltd.	417,450	1,947,362
Singapore Exchange Ltd.	247,400	2,225,975
Singapore Technologies Engineering Ltd.	471,300	1,672,753
Singapore Telecommunications Ltd.	2,362,100	5,771,469
STMicroelectronics NV	196,845	4,397,706
United Overseas Bank Ltd.	405,000	11,133,310
		70,122,949
South Africa — 0.2%
Anglo American plc	365,908	10,714,228

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Spain — 2.6%
ACS Actividades de Construccion y Servicios SA	61,038	3,107,703
Aena SME SA (a)	22,184	4,777,549
Amadeus IT Group SA	131,465	9,620,288
Banco Bilbao Vizcaya Argentaria SA	1,737,743	19,784,124
Banco Santander SA	4,601,847	23,582,192
CaixaBank SA	1,090,275	6,599,824
Cellnex Telecom SA (a)	177,345	5,939,850
EDP Renovaveis SA	75,719	708,423
Endesa SA	95,524	2,114,740
Iberdrola SA	1,751,229	24,747,610
Industria de Diseno Textil SA	334,494	18,156,538
Naturgy Energy Group SA	38,035	934,354
Redeia Corp. SA	113,837	1,914,866
Repsol SA	348,453	4,049,685
Telefonica SA (b)	1,422,938	5,797,472
		131,835,218
Sweden — 3.4%
Alfa Laval AB	87,325	3,892,652
Assa Abloy AB, Class B	317,893	9,739,072
Atlas Copco AB, Class A	763,796	12,759,801
Atlas Copco AB, Class B	471,106	7,003,749
Axfood AB	32,372	694,866
Beijer Ref AB	110,782	1,643,879
Boliden AB	82,539	2,479,084
Castellum AB *	127,863	1,386,780
Epiroc AB, Class A	187,871	3,580,146
Epiroc AB, Class B	117,702	1,964,964
EQT AB	211,483	6,905,037
Essity AB, Class A	6,436	163,689
Essity AB, Class B	182,881	4,631,603
Evolution AB (a)	56,627	4,344,403
Fastighets AB Balder, Class B *	200,373	1,425,792
H & M Hennes & Mauritz AB, Class B (b)	171,192	2,280,758
Hexagon AB, Class B	636,303	7,366,948
Holmen AB, Class B	23,679	897,212
Industrivarden AB, Class A	37,515	1,331,997
Industrivarden AB, Class C	46,733	1,651,317
Indutrade AB	80,711	2,221,910
Investment AB Latour, Class B	43,753	1,143,952
Investor AB, Class A	171,593	4,889,338
Investor AB, Class B	525,605	14,967,241
L E Lundbergforetagen AB, Class B	22,571	1,086,327
Lifco AB, Class B	68,183	2,235,851
Nibe Industrier AB, Class B	495,078	1,983,514
Nordnet AB publ	47,206	1,122,167
Saab AB, Class B	108,236	2,339,698
Sagax AB, Class B	64,745	1,424,929

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Sweden — continued
Sagax AB, Class D	32,286	92,160
Sandvik AB	281,300	5,804,068
Securitas AB, Class B	159,350	2,027,417
Skandinaviska Enskilda Banken AB, Class A	420,781	5,964,258
Skandinaviska Enskilda Banken AB, Class C	5,758	83,987
Skanska AB, Class B	95,399	2,043,909
SKF AB, Class B	108,510	2,191,662
SSAB AB, Class A	70,809	340,187
SSAB AB, Class B	170,657	805,020
Svenska Cellulosa AB SCA, Class B	169,582	2,335,540
Svenska Handelsbanken AB, Class A	418,513	4,630,295
Svenska Handelsbanken AB, Class B (b)	10,387	155,580
Swedbank AB, Class A	298,070	6,490,010
Swedish Orphan Biovitrum AB *	48,462	1,467,698
Tele2 AB, Class B	166,629	1,853,721
Telefonaktiebolaget LM Ericsson, Class A	16,210	122,347
Telefonaktiebolaget LM Ericsson, Class B	790,437	5,951,893
Telia Co. AB	678,847	1,997,761
Trelleborg AB, Class B	63,687	2,397,957
Volvo AB, Class A	51,037	1,407,882
Volvo AB, Class B	449,708	12,390,990
		170,113,018
Switzerland — 4.6%
ABB Ltd. (Registered)	480,849	26,183,374
Chocoladefabriken Lindt & Spruengli AG	304	3,492,074
Chocoladefabriken Lindt & Spruengli AG (Registered)	33	3,735,029
Cie Financiere Richemont SA (Registered)	161,046	31,133,201
DSM-Firmenich AG	65,112	6,647,243
EMS-Chemie Holding AG (Registered)	2,054	1,454,017
Galderma Group AG *	16,371	1,989,865
Geberit AG (Registered)	10,121	5,645,175
Givaudan SA (Registered)	2,782	12,178,791
Julius Baer Group Ltd.	59,571	4,185,719
Kuehne + Nagel International AG (Registered)	14,891	3,383,725
Lonza Group AG (Registered)	21,092	13,374,279
Partners Group Holding AG	6,505	9,882,066
Sandoz Group AG	119,028	5,698,747
Schindler Holding AG	12,289	3,551,005
Schindler Holding AG (Registered)	6,246	1,756,611
SGS SA (Registered)	46,047	4,472,938
Sika AG (Registered)	48,388	12,288,808
Sonova Holding AG (Registered)	14,721	5,135,915
Straumann Holding AG (Registered)	33,523	4,754,086
Swiss Life Holding AG (Registered)	8,343	6,811,565
Swisscom AG (Registered)	7,661	4,311,146

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Switzerland — continued
UBS Group AG (Registered)	908,631	32,037,909
Zurich Insurance Group AG	43,372	26,281,901
		230,385,189
United Arab Emirates — 0.0%
NMC Health plc ‡ *	300	—
United Kingdom — 11.7%
3i Group plc	293,777	14,114,036
Admiral Group plc	67,186	2,244,719
Ashtead Group plc	131,851	8,592,991
Associated British Foods plc	99,176	2,327,122
AstraZeneca plc	467,798	65,667,441
Auto Trader Group plc (a)	262,349	2,555,242
Aviva plc	815,698	5,170,344
B&M European Value Retail SA	274,516	1,095,979
BAE Systems plc	911,328	13,775,851
Barclays plc	4,366,291	16,002,446
Barratt Redrow plc	412,178	2,308,906
Berkeley Group Holdings plc	30,899	1,478,359
British American Tobacco plc	598,173	23,733,095
BT Group plc	1,902,858	3,335,053
Bunzl plc	97,935	4,168,771
Centrica plc	1,607,403	2,825,024
CK Hutchison Holdings Ltd.	804,500	4,051,216
Coca-Cola Europacific Partners plc	61,792	4,853,762
Compass Group plc	515,775	17,770,714
ConvaTec Group plc (a)	491,224	1,497,715
Croda International plc	39,153	1,612,679
DCC plc	29,811	2,055,533
Diageo plc	671,093	19,992,159
Entain plc	192,798	1,674,049
Halma plc	114,585	4,292,502
Hargreaves Lansdown plc	106,654	1,453,471
Hiscox Ltd.	104,768	1,419,827
Howden Joinery Group plc	159,640	1,613,567
HSBC Holdings plc	5,475,013	57,181,707
Imperial Brands plc	253,723	8,557,484
Informa plc	396,685	4,232,796
InterContinental Hotels Group plc	47,664	6,355,584
Intermediate Capital Group plc	87,626	2,553,306
International Consolidated Airlines Group SA	1,106,776	4,615,344
Intertek Group plc	48,712	3,072,199
J Sainsbury plc	491,746	1,544,452
JD Sports Fashion plc	755,596	829,191
Kingfisher plc	561,540	1,705,975
Land Securities Group plc, REIT	212,445	1,532,135
Legal & General Group plc	1,800,895	5,377,721
Lloyds Banking Group plc	18,426,794	14,167,735

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
United Kingdom — continued
London Stock Exchange Group plc	144,476	21,499,190
M&G plc	684,183	1,762,550
Melrose Industries plc	368,039	2,777,633
National Grid plc	1,474,645	17,889,293
NatWest Group plc	2,064,776	11,008,682
Next plc	35,702	4,388,122
Pearson plc	204,378	3,390,792
Persimmon plc	96,408	1,505,451
Phoenix Group Holdings plc	226,107	1,457,261
Reckitt Benckiser Group plc	208,332	13,776,741
RELX plc	560,628	27,838,816
Rentokil Initial plc	730,902	3,579,628
Rightmove plc	239,807	1,973,359
Rolls-Royce Holdings plc *	2,566,960	19,139,650
Sage Group plc (The)	292,927	4,868,300
Schroders plc	278,316	1,215,408
Segro plc, REIT	369,562	3,267,510
Severn Trent plc	79,708	2,489,386
Smith & Nephew plc	263,347	3,339,538
Smiths Group plc	104,894	2,671,672
Spirax Group plc	22,264	2,213,554
SSE plc	329,834	6,644,682
Standard Chartered plc	572,364	7,698,023
Taylor Wimpey plc	1,066,184	1,579,017
Tesco plc	2,067,066	9,513,451
Unilever plc	747,741	42,828,394
United Utilities Group plc	199,840	2,525,005
Vodafone Group plc	6,269,711	5,341,454
Weir Group plc (The)	76,162	2,271,974
Whitbread plc	51,355	1,781,330
Wise plc, Class A *	210,014	2,893,472
WPP plc	324,409	3,083,883
		581,621,423
United States — 9.8%
Alcon AG	148,436	13,545,362
BP plc	4,304,299	22,267,410
CSL Ltd.	145,799	25,171,153
Experian plc	277,295	13,659,463
Ferrovial SE	147,072	6,277,518
GSK plc	1,224,850	21,336,393
Haleon plc	2,017,629	9,404,603
Holcim AG	144,786	14,511,035
James Hardie Industries plc, CHDI *	132,129	4,440,999
Nestle SA (Registered)	775,299	65,854,388
Novartis AG (Registered)	576,872	60,385,135
Roche Holding AG	208,286	65,479,283
Roche Holding AG	8,759	2,912,856

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
United States — continued
Sanofi SA	342,708	37,246,191
Schneider Electric SE	162,818	41,294,681
Shell plc	1,856,632	60,962,053
Stellantis NV	610,603	8,152,704
Swiss Re AG	84,257	12,863,289
Tenaris SA	119,649	2,261,270
		488,025,786
Total Common Stocks (Cost $4,319,823,823)		4,957,234,386
Short-Term Investments — 0.7%
Investment Companies — 0.4%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.34% (c) (d) (Cost $17,937,014)	17,937,014	17,937,014
Investment of Cash Collateral from Securities Loaned — 0.3%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.38% (c) (d)(Cost $14,825,791)	14,825,791	14,825,791
Total Short-Term Investments (Cost $32,762,805)		32,762,805
Total Investments — 100.1% (Cost $4,352,586,628)		4,989,997,191
Liabilities in Excess of Other Assets — (0.1)%		(2,957,218)
NET ASSETS — 100.0%		4,987,039,973

Percentages indicated are based on net assets.

Abbreviations
APAC	Asia Pacific
CHDI	Clearing House Electronic Subregister System (CHESS) Depository Interest
CVA	Certificaten Van Aandelen (Dutch Certificate)
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital
SGPS	Holding company

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	The security or a portion of this security is on loan at January 31, 2025. The total value of securities on loan at January 31, 2025 is $13,931,342.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of January 31, 2025.

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
Summary of Investments by Industry, January 31, 2025
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	12.3%
Pharmaceuticals	8.6
Insurance	5.6
Capital Markets	3.5
Oil, Gas & Consumable Fuels	3.4
Semiconductors & Semiconductor Equipment	3.3
Textiles, Apparel & Luxury Goods	3.0
Automobiles	3.0
Machinery	3.0
Chemicals	2.7
Metals & Mining	2.6
Aerospace & Defense	2.5
Food Products	2.4
Electrical Equipment	2.3
Health Care Equipment & Supplies	2.2
Software	2.2
Industrial Conglomerates	2.1
Professional Services	2.0
Trading Companies & Distributors	1.9
Diversified Telecommunication Services	1.8
Personal Care Products	1.8
Electric Utilities	1.6
Beverages	1.4
Hotels, Restaurants & Leisure	1.4
Financial Services	1.3
Electronic Equipment, Instruments & Components	1.3
Consumer Staples Distribution & Retail	1.2
Household Durables	1.2
Real Estate Management & Development	1.1
Wireless Telecommunication Services	1.0
Others (each less than 1.0%)	15.6
Short-Term Investments	0.7
Futures contracts outstanding as of January 31, 2025:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
MSCI EAFE Index	248	03/21/2025	USD	29,392,960	951,352

Abbreviations
EAFE	Europe, Australasia and Far East
MSCI	Morgan Stanley Capital International
USD	United States Dollar

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAVs per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$369,777,967	$—	$369,777,967
Austria	1,928,296	14,094,110	—	16,022,406
Belgium	477,545	40,226,150	—	40,703,695
Brazil	1,469,099	—	—	1,469,099
Chile	—	2,101,041	—	2,101,041
China	1,721,297	19,674,923	—	21,396,220
Denmark	—	132,154,343	—	132,154,343
Finland	4,058,280	47,600,218	—	51,658,498
France	1,860,015	446,399,867	—	448,259,882
Germany	4,293,615	442,869,639	—	447,163,254
Hong Kong	1,325,381	84,891,694	—	86,217,075
Ireland	—	8,000,335	—	8,000,335
Israel	2,093,459	26,992,590	—	29,086,049
Italy	—	138,556,434	—	138,556,434
Japan	3,587,687	1,196,926,387	—	1,200,514,074
Jordan	1,317,908	—	—	1,317,908
Luxembourg	—	9,270,913	—	9,270,913
Macau	—	4,647,597	—	4,647,597
Mexico	—	434,885	—	434,885
Netherlands	9,731,905	192,291,122	—	202,023,027
New Zealand	3,470,984	4,199,868	—	7,670,852
Norway	7,881,810	22,859,851	—	30,741,661
Poland	2,285,703	16,399,511	—	18,685,214
Portugal	1,641,826	4,902,320	—	6,544,146
Russia	—	—	—(a )	—(a )
Singapore	—	70,122,949	—	70,122,949
South Africa	—	10,714,228	—	10,714,228
Spain	934,354	130,900,864	—	131,835,218
Sweden	6,269,895	163,843,123	—	170,113,018
Switzerland	14,168,656	216,216,533	—	230,385,189
United Arab Emirates	—	—	—(a )	—(a )
United Kingdom	6,273,589	575,347,834	—	581,621,423
United States	—	488,025,786	—	488,025,786
Total Common Stocks	76,791,304	4,880,443,082	— (a)	4,957,234,386
Short-Term Investments
Investment Companies	17,937,014	—	—	17,937,014
Investment of Cash Collateral from Securities Loaned	14,825,791	—	—	14,825,791
Total Short-Term Investments	32,762,805	—	—	32,762,805
Total Investments in Securities	$109,554,109	$4,880,443,082	$— (a)	$4,989,997,191

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Appreciation in Other Financial Instruments
Futures Contracts	$951,352	$—	$—	$951,352

(a)	Value is zero.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended January 31, 2025
Security Description	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2025	Shares at January 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.38% (a) (b)	$15,951,317	$103,290,587	$104,416,113	$—	$—	$14,825,791	14,825,791	$315,995	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.34% (a) (b)	19,826,097	55,285,421	57,174,504	—	—	17,937,014	17,937,014	293,130	—
Total	$35,777,414	$158,576,008	$161,590,617	$—	$—	$32,762,805		$609,125	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2025.